Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income taxes
25.	Income taxes

(a)	Provision for income taxes

	Year Ended December 31,
	2023	2022	2021
			(Restated)
Income (loss) before income taxes	$(21,885,410)	$2,791,875	$(832,074)
Combined statutory income tax rate	26.14%	26.14%	27.00%
Income tax benefit at the statutory tax rate	(5,719,752)	729,657	(224,660)
Non-deductible expenses	8,384	15,626	273,784
Revaluation of warrant liabilities	1,181,962	(8,365,980)	(418,774)
Foreign exchange gain	360,003	(593,325)	-
Share based compensation	421,396	-	1,304,058
Impairment of goodwill	-	329,506	-
Effect of lower tax rate of subsidiary	-	-	(103,388)
Other	-	59,931	126,874
Change in unrecognized deferred tax asset	3,748,007	6,287,118	1,342,725
Deferred Income tax (recovery) provision	$-	$(1,537,467)	$2,300,619

Current income taxes in the income statement	$-	$-	$127,340
Composition of deferred income taxes in the income statement
Inception and reversal of temporary differences	$(3,748,007)	$(7,824,585)	$2,089,839
Prior period adjustment	-	-	83,440
Change in unrecognized deferred tax asset	3,748,007	6,287,118	-
Deferred Income tax (recovery) provision	$-	$(1,537,467)	$2,173,279
Total income tax expense (recovery) for the year	$-	$(1,537,467)	$2,300,619

(b)	Deferred income tax

Movement of deferred income tax in 2023:

	January 1, 2023	Profit or loss	Other Comprehensive Income	Equity	December 31, 2023
Property, plant and equipment	$(5,030,883)	$5,030,883	$-	$-	$-
Right of use assets	(663,423)	45,039	-	-	(618,384)
Digital currencies	1,186,090	(1,186,090)	-	-	-
Lease liabilities	143,082	(143,082)	-	-	-
Non-capital losses	4,365,134	(3,746,750)	-	-	618,384
Non-capital losses - Canada	593,325	(185,959)	-	-	407,366
Unrealized foreign exchange gain - Canada	(593,325)	185,959	-	-	(407,366)
Total	$-	$-	$-	$-	$-

Movement of deferred income tax in 2022:

	January 1, 2022	Profit or loss	Other Comprehensive Income	Equity	December 31, 2022
Property, plant and equipment	$(1,781,767)	$(3,249,116)	$-	$-	$(5,030,883)
Right of use assets	(543,242)	(120,181)	-	-	(663,423)
Digital currencies	(1,047,759)	1,186,091	1,047,758	-	1,186,090
Lease liabilities	-	143,082	-	-	143,082
Stock based compensation	709,474	(638,992)	-	(70,482)	-
Non-capital losses	148,551	4,216,583	-	-	4,365,134
Non-capital losses - Canada	-	593,325	-	-	593,325
Unrealized foreign exchange gain - Canada	-	(593,325)	-	-	(593,325)
Total	$(2,514,743)	$1,537,467	$1,047,758	$(70,482)	$-

Movement of deferred income tax in 2021:

	January 1,	Profit or	Other Comprehensive		December 31,
	2021	loss	Income	Equity	2021
Property, plant and equipment	$(755,431)	$(1,026,336)	$-	$-	$(1,781,767)
Right of use assets	(630,826)	87,584	-	-	(543,242)
Digital currencies	(701,451)	-	(346,308)	-	(1,047,759)
Lease liabilities	665,439	(665,439)	-	-	-
Stock based compensation	-	637,673	-	71,801	709,474
Non-capital losses	1,356,631	(1,208,080)	-	-	148,551
Total	$(65,638)	$(2,174,598)	$(346,308)	$71,801	$(2,514,743)

As at December 31, 2023, 2022 and 2021, deductible timing differences available for which the Company has not recognized deferred tax asset are as follows:

	As at December 31, 2023	As at December 31, 2022	As at December 31, 2021
Property, plant and equipment	$4,699,113	$-	$-
Capital losses	11,951,649	-	-
Digital currencies	22,267	-	-
Share issue costs (Canada)	2,847,119	6,042,213	529,320
Stock based compensation	2,374,501	4,307,117	-
Lease liability	447,514	-	-
Other	315,521	-	-
Non-capital losses - USA	15,193,118	21,425,219	-
Non-capital losses - Canada	4,084,437	1,929,162	2,359,944
	$41,935,239	$33,703,711	$2,889,264

The ability to realize the tax benefits is dependent upon a number of factors, including the future profitability of operations. Deferred tax assets are recognized only to the extent that it is probable that sufficient taxable profits will be available to allow the asset to be recovered.

The Canadian non-capital losses for which no deferred tax asset was recognized expire in 2041 and 2043. The non- capital losses available in the United States have no expiry date. The capital losses available in the United States have expiry date of 5 year.